GOING CONCERN (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ 170,540	$ 151,562
Net Income (Loss) Attributable to Parent, Total	$ (18,978)	$ (27,450)